Uncategorized Items
[dei_TradingSymbol]	FWFIX	FWSBX
[rr_AnnualFundOperatingExpensesTableTextBlock]
[rr_AnnualReturn2013]					0.0054
[rr_BarChartAndPerformanceTableHeading]			PERFORMANCE SUMMARY	PERFORMANCE SUMMARY
[rr_BarChartClosingTextBlock]

The Fund’s 2014 year-to-date return through September 30, 2014 is 3.95%.

During the period shown in the bar chart, the highest return for a quarter was 1.02% during the quarter ended September 30, 2013 and the lowest return for a quarter was -2.10% during the quarter ended June 30, 2013.

[rr_BarChartHighestQuarterlyReturn]							0.0102
[rr_BarChartHighestQuarterlyReturnDate]			Sep. 30, 2013
[rr_BarChartLowestQuarterlyReturn]							(0.021)
[rr_BarChartLowestQuarterlyReturnDate]			Jun. 30, 2013
[rr_BarChartTableTextBlock]
[rr_BarChartYearToDateReturn]							0.0395
[rr_BarChartYearToDateReturnDate]			Sep. 30, 2014
[rr_DistributionAndService12b1FeesOverAssets]					0			0
[rr_ExpenseExampleHeading]			Example	Example
[rr_ExpenseExampleNarrativeTextBlock]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and takes into account the Adviser’s contractual arrangement to maintain the Fund’s expenses at the agreed upon level until January 1, 2016. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and takes into account the Adviser’s contractual arrangement to maintain the Fund’s expenses at the agreed upon level until January 1, 2016. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[rr_ExpenseExampleWithRedemptionTableTextBlock]
[rr_ExpenseExampleYear01]										61	61
[rr_ExpenseExampleYear03]										268	255
[rr_ExpenseExampleYear05]										491	465
[rr_ExpenseExampleYear10]										1,134	1,069
[rr_ExpenseHeading]			FEES AND EXPENSES OF THE FUND	FEES AND EXPENSES OF THE FUND
[rr_ExpenseNarrativeTextBlock]			These tables describe the fees and expenses that you will pay if you buy and hold shares of the Fixed Income Fund.	These tables describe the fees and expenses that you will pay if you buy and hold shares of the Short Duration Bond Fund.
[rr_ExpensesOverAssets]					0.0095			0.0089
[rr_FeeWaiverOrReimbursementOverAssets]					(0.0035)	[footnotefwft_S000037521FirstWesternCapitalM0002]		(0.0029)	[footnotefwft_S000040309TheAdviserhascontrac0001]
[rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination]			2016-01-01	2016-01-01
[rr_HighestQuarterlyReturnLabel]			highest return for a quarter
[rr_LowestQuarterlyReturnLabel]			lowest return for a quarter
[rr_ManagementFeesOverAssets]					0.005			0.0035
[rr_MaximumDeferredSalesChargeOverOfferingPrice]					0			0
[rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice]					0			0
[rr_NetExpensesOverAssets]					0.006			0.006
[rr_ObjectiveHeading]			INVESTMENT OBJECTIVE	INVESTMENT OBJECTIVE
[rr_ObjectivePrimaryTextBlock]			The investment objective of the First Western Fixed Income Fund (the “Fixed Income Fund”) is total return.	The investment objective of the First Western Short Duration Bond Fund (the “Short Duration Bond Fund”) is to seek a high level of income consistent with preservation of capital and liquidity.
[rr_OperatingExpensesCaption]			Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
[rr_OtherExpensesOverAssets]					0.0045			0.0054
[rr_PerformanceAvailabilityPhone]			1-(800) 292-6775	1-(800) 292-6775
[rr_PerformanceInformationIllustratesVariabilityOfReturns]			The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Fixed Income Fund.	After the Fund has returns for a full calendar year, this Prospectus will provide performance information, which will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance.
[rr_PerformanceNarrativeTextBlock]

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Fixed Income Fund. The bar chart shows the Fund’s performance for each full calendar year over the lifetime of the Fund. The performance table shows how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end is available by calling 1-(800) 292-6775.

The Short Duration Bond Fund is new and therefore does not have a full calendar year of performance to report. After the Fund has returns for a full calendar year, this Prospectus will provide performance information, which will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-(800) 292-6775.

[rr_PerformanceOneYearOrLess]				The Short Duration Bond Fund is new and therefore does not have a full calendar year of performance to report.
[rr_PerformancePastDoesNotIndicateFuture]			The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
[rr_PerformanceTableHeading]			Average Annual Total Returns for Periods Ended December 31, 2013
[rr_PerformanceTableNarrativeTextBlock]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

[rr_PerformanceTableNotRelevantToTaxDeferred]			Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
[rr_PerformanceTableTextBlock]
[rr_PerformanceTableUsesHighestFederalRate]			After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
[rr_PortfolioTurnoverHeading]			Portfolio Turnover	Portfolio Turnover
[rr_PortfolioTurnoverRate]							4.21					0.61
[rr_PortfolioTurnoverTextBlock]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 421% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 61% of the average value of its portfolio.

[rr_RedemptionFee]										0.00	0.00
[rr_RiskHeading]			PRINCIPAL RISKS	PRINCIPAL RISKS
[rr_RiskLoseMoney]			As with any mutual fund investment, the Fixed Income Fund’s returns will vary and you could lose money.	As with any mutual fund investment, the Short Duration Bond Fund’s returns will vary and you could lose money.
[rr_RiskNarrativeTextBlock]

As with any mutual fund investment, the Fixed Income Fund’s returns will vary and you could lose money. The Fund is subject to market risk, which is the risk that the Fund’s share price will fluctuate as market prices fluctuate. The Fund is also subject to management risk, which is the risk that the Adviser’s analysis of economic conditions and expectations regarding interest rate changes may fail to produce the intended results. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may not be appropriate for use as a complete investment program.

From time to time the Fund may emphasize investment in one or more particular sectors of the fixed-income market. At times when the Fund emphasizes a particular sector, the value of the Fund’s net assets will be more susceptible to the financial, market or economic events affecting those sectors than would be the case for mutual funds that do not emphasize investment in particular sectors. This may increase the risk of loss associated with an investment in the Fund and increase the volatility of the Fund’s share price. As of August 31, 2014, the Fund had 44.1% of the value of its net assets invested in mortgage-backed securities.

Fixed-Income Securities Risks

• Interest Rate Risk. The value of the Fund’s shares generally is expected to increase during periods of falling interest rates and to decrease during periods of rising interest rates. The magnitude of these fluctuations will generally be greater if the Fund holds securities with longer maturities or lower quality ratings. During periods of extremely low interest rates, the Fund may not be able to maintain a positive yield. Due to recent events in the fixed-income markets, including the potential impact of the Federal Reserve Board ending its quantitative easing program, there may be a greater likelihood that interest rates will rise, which would increase the likelihood that the value of the Fund’s shares will decrease. In addition the Fund may be subject to the risk that interest rates exhibit increased volatility, which could cause greater fluctuation in the Fund’s share price.

• Maturity Risk. Longer-term securities generally have greater price fluctuations and are more sensitive to interest rate changes than shorter-term securities. Therefore, the Fund may experience greater price fluctuations when it holds securities with longer maturities.

• Credit Risk. Credit risk is the risk that the issuer of a security will not be able to make payments of interest and principal when due. Deterioration in the financial condition of an issuer or deterioration in general economic conditions could cause an issuer to fail to make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of the Fund’s investments in that issuer. High-yield bonds are often considered to be speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness. These securities issuers may not be as financially strong as those of issuers of higher rated securities. Prices of lower-rated securities have been found to be less sensitive to interest rate changes and more sensitive to adverse economic changes and individual corporate developments than more highly rated investments. When a security’s rating is reduced below investment grade, it may be more difficult for the Fund to receive income from its investment.

A rating by a credit agency represents the organization’s opinion as to the credit quality of a security but is not an absolute standard of quality or guarantee as to the creditworthiness of an issuer. Ratings from a credit agency present an inherent conflict of interest because the agency is paid by the entities whose securities they rate. Rating agencies may fail to move quickly enough to change ratings in response to changing circumstances and a rating may not reflect the fine shadings of risks within a given quality grade.

• Liquidity Risk. Liquidity risk is the risk that a security cannot be sold at an advantageous time or price. If a fixed income security is downgraded or drops in price, the market demand may be limited, making that security difficult to sell. An insufficient number of qualified institutional buyers purchasing Rule 144A securities could adversely affect the marketability of such securities and the Fund may be unable to dispose of such securities promptly or at a reasonable price. Additionally, the market for certain fixed-income securities may become illiquid under adverse market or economic conditions, independent of any specific adverse changes in the conditions of a particular issuer.

• High Portfolio Turnover Risk. The risk that when investing on a shorter-term basis, the Fund may as a result trade more frequently and cause higher levels of current tax liability to shareholders in the Fund.

Risks Associated with Various Types of Fixed-Income Securities:

• U.S. Government Securities. Some U.S. Government securities, such as U.S. Government agency bonds, are neither insured nor guaranteed by the U.S. Government, meaning they are only supported by the right of the issuer to borrow from the U.S. Government or by the credit of the agency issuing the obligation. If the Fund invests in a U.S. Government security that is not backed by the U.S. Government, there is no assurance that the U.S. Government would provide support and the Fund’s performance could be adversely impacted if there is a deterioration in the financial condition of the issuer.

• Mortgage-Backed and Other Asset-Backed Securities. Mortgage-backed securities are subject to greater prepayment risk, especially when interest rates decline. Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any fixed-income security with an embedded call option may be prepaid at any time, which could reduce yield and market value. This could reduce the effective maturity of a mortgage backed security and cause the Fund to reinvest its assets at a lower prevailing interest rate. Mortgage-backed securities are subject to extension risk which is the risk that rising interest rates will increase the effective maturity of mortgage-backed securities due to the deceleration of prepayments. Mortgage-backed securities may also be subject to risks unique to the housing industry, including mortgage lending practices, defaults, foreclosures and changes in real estate values. The Fund’s investments in collateralized mortgage obligations are subject to the risk that payments may not be made on time, prepayment and extension risk and market risk when interest rates rise.

Asset-Backed Securities may be affected by factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit or other credit enhancements or the market’s assessment of the quality of the underlying security.

Foreign Investment Risk

The value of foreign investments may be affected by the imposition of new government regulations, changes in diplomatic relations between the U.S. and another country, political and economic instability, the imposition or tightening of exchange controls, increased taxation and confiscation of investor assets. Foreign securities markets may have limited regulatory oversight and greater price volatility, higher trading costs, difficulties in settlement, limits on foreign ownership and less stringent accounting and disclosure requirements. Changes in the exchange rate between the U.S. dollar and a foreign currency may reduce the value of an investment in a security denominated in that foreign currency.

Convertible Securities Risk

Convertible securities are bonds, preferred stocks, and other securities that pay interest or dividends and are convertible into common stocks or their equivalent value. In general, a convertible security performs more like a stock when the price of the underlying stock is high (because it is assumed that it will be converted into the stock) and more like a bond when the price of the underlying stock is low (because it is assumed that it will mature without being converted). Therefore a convertible security is subject to risks associated with both fixed-income and equity securities. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the equity securities markets and convertible securities will fluctuate in value and may experience periods of turbulence and instability.

As with any mutual fund investment, the Short Duration Bond Fund’s returns will vary and you could lose money. The Fund is subject to market risk, which is the risk that the Fund’s share price will fluctuate as market prices fluctuate. The Fund is also subject to management risk, which is the risk that the Adviser’s analysis of economic conditions and expectations regarding interest rate changes may fail to produce the intended results. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may not be appropriate for use as a complete investment program.

From time to time the Fund may emphasize investment in one or more particular sectors of the fixed-income market. At times when the Fund emphasizes a particular sector, the value of the Fund’s net assets will be more susceptible to the financial, market or economic events affecting those sectors than would be the case for mutual funds that do not emphasize investment in particular sectors. This may increase the risk of loss associated with an investment in the Fund and increase the volatility of the Fund’s share price. As of August 31, 2014, the Fund had 41.7% of the value of its portfolio invested in mortgage-backed securities.

Fixed-Income Securities Risks

• Interest Rate Risk. The value of the Fund’s shares generally is expected to increase during periods of falling interest rates and to decrease during periods of rising interest rates. The magnitude of these fluctuations will generally be greater if the Fund holds securities with longer maturities or lower quality ratings. Due to recent events in the fixed income markets, including the potential impact of the Federal Reserve Board ending its quantitative easing program, there may be a greater likelihood that interest rates will rise, which would increase the likelihood that the value of the Fund’s shares will decrease. In addition the Fund may be subject to the risk that interest rates exhibit increased volatility, which could cause greater fluctuation in the Fund’s share price. The Adviser actively manages the Fund’s average duration, which is a measure of the Fund’s sensitivity to changes in interest rates. For example, if interest rates move up one percentage point (1%) while the Fund’s average duration is 3-years, the Fund’s net asset value would be expected to decline by 3%. During periods of extremely low interest rates, the Fund may not be able to maintain a positive yield.

• Maturity Risk. Longer-term securities generally have greater price fluctuations and are more sensitive to interest rate changes than shorter-term securities. Therefore, the Fund may experience greater price fluctuations when it holds securities with longer maturities.

• Credit Risk. Credit risk is the risk that the issuer of a security will not be able to make payments of interest and principal when due. Deterioration in the financial condition of an issuer or deterioration in general economic conditions could cause an issuer to fail to make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of the Fund’s investments in that issuer. High-yield bonds are often considered to be speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness or the market’s perception of an issuer’s creditworthiness. These securities issuers may not be as financially secure as those of issuers of higher rated securities. Prices of lower-rated securities have been found to be less sensitive to interest rate changes and more sensitive to adverse economic changes and individual corporate developments than more highly rated investments. When a security’s rating is reduced below investment grade, it may be more difficult for the Fund to receive income from its investment.

A rating by a credit agency represents the organization’s opinion as to the credit quality of a security but is not an absolute standard of quality or guarantee as to the creditworthiness of an issuer. Ratings from a credit agency present an inherent conflict of interest because the agency is paid by the entities whose securities they rate. Rating agencies may fail to move quickly enough to change ratings in response to changing circumstances and securities assigned the same rating may not have the same level of creditworthiness.

• Liquidity Risk. Liquidity risk is the risk that the limited market for a security may make it difficult for that security to be sold at an advantageous time or price. If a fixed income security is downgraded or drops in price, the market demand may be limited, making that security difficult to sell. An insufficient number of qualified institutional buyers purchasing Rule 144A securities could adversely affect the marketability of such securities and the Fund may be unable to dispose of such securities promptly or at a reasonable price. Additionally, the market for certain fixed income securities may become illiquid under adverse market or economic conditions, independent of any specific adverse changes in the conditions of a particular issuer.

Risks Associated with Various Types of Fixed-Income Securities:

• U.S. Government Securities. Some U.S. Government securities, such as U.S. Government agency notes, are neither insured nor guaranteed by the U.S. Government, meaning they are only supported by the right of the issuer to borrow from the U.S. Government or by the credit of the agency issuing the obligation. If the Fund invests in a U.S. Government security that is not backed by the U.S. Government, there is no assurance that the U.S. Government would provide support and the Fund’s performance could be adversely impacted if there is a deterioration in the financial condition of the issuer.

• Mortgage-Backed and Other Asset-Backed Securities. Mortgage-backed securities typically are subject to greater prepayment risk than other types of fixed-income securities, especially when interest rates decline. Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any fixed-income security with an embedded call option may be prepaid at any time, which could reduce yield and market value. This could reduce the effective maturity of a mortgage backed security and cause the Fund to reinvest its assets at a lower prevailing interest rate. Mortgage-backed securities are subject to extension risk which is the risk that rising interest rates will increase the effective maturity of mortgage-backed securities due to the deceleration of prepayments. Mortgage-backed securities may also be subject to risks unique to the housing industry, including mortgage lending practices, defaults, foreclosures and changes in real estate values. The Fund’s investments in collateralized mortgage obligations are subject to the risk that payments may not be made on time, prepayment and extension risk and market risk when interest rates rise.

Asset-Backed securities may be affected by factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit or other credit enhancements or the market’s assessment of the quality of the underlying security.

Foreign Investment Risk

The value of foreign investments may be affected by the imposition of new government regulations, changes in diplomatic relations between the U.S. and another country, political and economic instability, the imposition or tightening of exchange controls, increased taxation and confiscation of investor assets. Foreign securities markets may have limited regulatory oversight and greater price volatility, higher trading costs, difficulties in settlement, limits on foreign ownership and less stringent accounting and disclosure requirements. Changes in the exchange rate between the U.S. dollar and a foreign currency may reduce the value of an investment in a security denominated in that foreign currency.

Convertible Securities Risk

Convertible securities are bonds, preferred stocks, and other securities that pay interest or dividends and are convertible into common stocks or carry the right to purchase common stock. In general, a convertible security performs more like a stock when the price of the underlying stock is high (because it is assumed that it will be converted into the stock) and more like a bond when the price of the underlying stock is low (because it is assumed that it will mature without being converted). Therefore a convertible security is subject to risks associated with both fixed-income and equity securities. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the equity securities markets and convertible securities will fluctuate in value and may experience periods of turbulence and instability.

Bank Obligations Investment Risk

The value of the Fund’s investments in bank obligations will be more susceptible to adverse events affecting the U.S. banking industry. Banks are highly regulated and any decisions by regulators that limit the loans a bank may make or the interest rates or fees they charge, may negatively impact a bank’s profitability.

[rr_RiskNotInsuredDepositoryInstitution]			An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
[rr_RiskReturnHeading]			RISK/RETURN SUMMARY FIRST WESTERN FIXED INCOME FUND	RISK/RETURN SUMMARY FIRST WESTERN SHORT DURATION BOND FUND
[rr_ShareholderFeeOther]										15.00	15.00
[rr_ShareholderFeesCaption]			Shareholder Fees (fees paid directly from your investment)	Shareholder Fees (fees paid directly from your investment)
[rr_ShareholderFeesTableTextBlock]
[rr_StrategyHeading]			PRINCIPAL INVESTMENT STRATEGIES	PRINCIPAL INVESTMENT STRATEGIES
[rr_StrategyNarrativeTextBlock]

The Fixed Income Fund seeks to achieve its objective of total return by investing primarily in a diversified portfolio of investment grade fixed-income securities that the Adviser believes offer the potential for capital appreciation and current income. Total return for the Fund will consist of income, dividends and capital appreciation. The Fund’s investments may include various types of fixed-income securities, including those issued by the U.S. Government and its agencies, domestic and foreign corporate bonds, convertible securities, mortgage-backed and other asset-backed securities and collateralized mortgage obligations. Mortgage-backed securities include securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, as well as by non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, other private issuers, and private mortgage insurance companies.

Normally, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in investment grade fixed-income securities, but the Fund may invest up to 20% of its net assets in non-investment grade fixed-income securities (hereafter referred to as “junk bonds” or “high-yield bonds”). Investment grade fixed-income securities are rated in the four highest credit categories (AAA, AA, A, BBB, or an equivalent rating) by at least one nationally recognized rating agency or unrated securities that the Adviser considers to be of comparable quality. The Fund may invest in thinly traded securities that are privately placed but eligible for purchase and sale by certain qualified institutional buyers such as the Fund under Rule 144A of the Securities Act of 1933.

The Adviser attempts to maximize the Fund’s total return by actively managing the Fund’s average maturity, sector weightings, and specific security holdings. In constructing the portfolio, the Adviser applies a disciplined maturity adjustment strategy that attempts to identify long-term interest rate trend patterns. If the Adviser perceives that a change in interest rates represents a long-term interest rate trend rather than a short-term swing, the Adviser will adjust the Fund’s average maturity. The Fund’s average maturity will depend on the Adviser’s assessment of both the relative yields available on securities with differing maturities and future changes in interest rates. While the Adviser may take advantage of the entire range of fixed-income maturities, the Fund’s minimum and maximum dollar-weighted average maturity, which is the average of all the current maturities of the bonds held in the Fund, will generally range from 90 days up to 10 years. The Fund’s dollar-weighted average maturity will be actively monitored and adjusted based on the Adviser’s view of interest rate trends. The Adviser may sell a security based upon its assessment of interest rate trends or when more attractive opportunities become available.

The Short Duration Bond Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of short duration fixed-income securities. The Fund’s investments may include various types of fixed-income securities, including those issued by the U.S. Government and its agencies, foreign government debt securities, domestic and foreign corporate bonds, convertible securities, bank obligations, money market securities, mortgage-backed and other asset-backed securities and collateralized mortgage obligations. Mortgage-backed securities include securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, as well as by non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, other private issuers, and private mortgage insurance companies. The Fund’s investments in foreign government debt securities and foreign corporate bonds will generally be U.S. dollar denominated.

Normally, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in investment grade bonds. Investment grade bonds are rated in the four highest credit categories (AAA, AA, A, BBB, or an equivalent rating) by at least one nationally recognized rating agency or unrated securities that the Adviser considers to be of comparable quality. The Fund’s foreign debt investments must also meet the same quality requirements of the U.S. debt investments. In addition, up to 20% of the Fund’s net assets may be invested in non-investment grade bonds (hereafter referred to as “junk bonds” or “high-yield bonds”). The Fund may invest in thinly traded securities that are privately placed but eligible for purchase and sale by certain qualified institutional buyers such as the Fund under Rule 144A of the Securities Act of 1933.

The Adviser attempts to achieve the Fund’s investment objective by actively managing the Fund’s average duration, sector and industry weightings, and specific security holdings. Duration is a measure of the sensitivity of the price of a fixed-income investment to a change in interest rates. The larger the duration number, the greater an investments sensitivity to changes in interest rates. In constructing the portfolio, the Adviser applies a disciplined maturity adjustment strategy that attempts to identify long-term interest rate trend patterns. If the Adviser perceives that a change in interest rates represents a long-term interest rate trend rather than a short-term swing, the Adviser will adjust the Fund’s average duration. The Fund’s average duration will depend on the Adviser’s assessment of both the relative yields available on securities with differing maturities and future changes in interest rates. While the Fund may invest in securities with varying maturities, the Fund’s average duration will typically range from 90 days up to 3 years. The Fund’s average duration will be actively monitored and adjusted based on the Adviser’s view of interest rate trends. The Adviser may sell a security based upon its assessment of interest rate trends or when more attractive opportunities become available.

[rr_YearToDateReturnLabel]			year-to-date return